Subsequent events Subsequent Events (Details)			1 Months Ended	9 Months Ended
	Oct. 22, 2019 $ / shares shares	Oct. 21, 2019 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($) shares	Jun. 30, 2020	Oct. 12, 2018 USD ($) shares	Oct. 16, 2014 USD ($)	Sep. 22, 2014 USD ($)
Subsequent Event [Line Items]
Optional period to extend Bareboat Charter				1 year
Number of vessels				60
Investment Owned, Balance, Shares | shares				5,400,000
Write-off of deferred financing costs				$ 446,000	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares	$ 0.02
$38.7 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Secured Debt			$ 21,900,000.0
Write-off of deferred financing costs			200,000.0
$85.5 Million Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Increase (Decrease), Net		$ 5.7
Unsecured Debt [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									7.50%
Senior Notes, net								$ 8,600,000	$ 65,000,000
Secured Debt [Member] | $38.7 Million Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.85%
Secured Debt [Member] | $85.5 Million Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.85%
Common Stock [Member]
Subsequent Event [Line Items]
Stock Repurchased and Retired During Period, Shares | shares				0	2,641,479,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Scrubber percentage to be financed						0.00%
Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Scrubber percentage to be financed						0.00%
Financial guarantee payments			$ 2,000,000
Scorpio Tankers [Member]
Subsequent Event [Line Items]
Investment Owned, Balance, Shares | shares							54,100,000
Equity Raise							$ 337,000,000
Scorpio Tankers [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Dividends, Shares | shares	1,000,000
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.0138
Investment Owned, Balance, Shares | shares	4,400,000
Fractional shares issued | shares	0